Fair Value of Financial Instruments - Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents	$ 99,495		$ 35,346
Restricted cash	954		34,606
Loans receivable from affiliates	750		280
Term Loan B facility, net of unamortized discount	(431,764)		(440,514)
Other long-term debt	(153,349)		(100,020)
Level I
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents	99,495		35,346
Restricted cash	954		34,606
Level II
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Loans receivable from affiliates	750		280
Term Loan B facility, net of unamortized discount	(431,764)	[1]	(440,514)	[1]
Other long-term debt	$ (153,349)	[1]	$ (100,020)	[1]

[1]	The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.